UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02365

PROSPECT STREET® INCOME SHARES INC.

(Exact name of Registrant as specified in charter)

c/o Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240
(Address of principal executive offices)          (Zip code)

James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

Copy to:
Stuart H. Coleman, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(877) 532-2834

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2004

FORM N-Q

Item 1. Schedule of Investments.

PROSPECT STREET INCOME SHARES INC.

Schedule of Investments (Unaudited)
September 30, 2004

Fixed Income — 136.03%(a)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Aerospace and Defense — 1.66%
$1,000,000	Northrop Grumman Corp., 9.38%, 10/15/2024	Baa3	BBB	$1,043,630

				1,043,630
	Banking — 11.99%
1,000,000	Montell Financial Co., 8.1%, 3/15/2027(b)	Baa3	BBB-	1,070,166
2,000,000	Countrywide Capital Trust, 8.00%, 12/15/2026	Baa1	BBB+	2,154,460
2,000,000	Ford Motor Credit, 9.03%, 12/30/2009	A3	BBB-	2,022,092
2,000,000	Washington Mutual Capital Trust, 8.38%, 6/1/2027	Baa1	BBB	2,287,144

				7,533,862
	Beverage, Food and Tobacco — 3.36%
2,000,000	Phillip Morris Co. Inc., 7.75%, 1/15/2027	Baa2	BBB	2,112,608

				2,112,608
	Broadcasting and Entertainment — 10.91%
1,500,000	Clear Channel Communications Inc., 7.25%, 10/15/2027	Baa3	BBB-	1,640,772
351,846	Cybernet Internet Services, 14%, 7/1/2009*	NR	NR	35
1,000,000	Emmis Operating Co., 6.88%, 5/15/2012	B2	B-	1,037,500
2,000,000	Liberty Media Corp., 7.88%, 7/15/2009	Baa3	BBB-	2,232,478
1,500,000	Time Warner Entertainment Co., 10.15%, 5/1/2012	Baa1	BBB+	1,946,744

				6,857,529
	Buildings and Real Estate — 20.81%
1,500,000	AA/Ft. Worth HQ Financial Trust, 8%, 10/5/2010(b)	NR	BBB-	1,226,865
1,000,000	Building Materials Corp. of America, 8.00%, 10/15/2007	B2	B+	1,025,000
1,500,000	Colonial Realty Ltd. Partnership, 8.82%, 2/7/2005	Baa3	BBB-	1,530,012
2,000,000	CP Ltd. Partnership, 6.92%, 12/10/2004	NR	NR	2,013,556
2,100,000	Morgan Stanley Capital Trust, 1.1%, 7/16/2016(b)	Baa3	BBB+	2,054,221
1,750,000	Rouse Co., 8.43%, 4/27/2005	Baa3	BBB-	1,797,441
2,130,000	Simon Property Group, 6.88%, 10/27/2005	Baa2	BBB	2,217,402
1,000,000	Susa Partnership LP, 7.45%, 7/1/2018	Aaa	AAA	1,217,733

				13,082,230
	Cable and Other Pay Television Services — 8.94%
1,500,000	CF Cable TV Inc., 9.13%, 7/15/2007	Ba3	BB-	1,565,607
352,000	Innova S De R.L., 12.88%, 4/1/2007	B2	B+	358,160
1,000,000	Tele Communications Inc., 9.80%, 2/1/2012	Baa3	BBB	1,275,044
1,750,000	Tele Communications Inc., 10.13%, 4/15/2022	Baa3	BBB	2,421,606

				5,620,417
	Containers, Packaging and Glass — 1.69%
1,000,000	Ball Corp., 6.88%, 12/15/2012	Ba3	BB	1,065,000

				1,065,000
	Diversified/ Conglomerate Manufacturing — 3.10%
2,000,000	Spx Corp., 6.25%, 6/15/2011	Ba3	BB+	1,950,000

				1,950,000

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (Unaudited) (continued)
September 30, 2004

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Ecological — 1.62%
$1,000,000	Hercules Inc., 6.75%, 10/15/2029(b)	Ba3	B+	$1,020,000

				1,020,000
	Finance — 9.63%
1,000,000	Auburn Hills Trust, 12.38%, 5/1/2020	A3	BBB	1,536,879
2,000,000	Bank of America Instl. Capital Trust, 8.07%, 12/31/2026(b)	Aa3	A-	2,236,484
1,000,000	BT Capital Trust, 7.90%, 1/15/2027	A2	NR	1,126,255
1,000,000	Zions Instl. Capital Trust, 8.54%, 12/15/2026	Baa1	BBB-	1,152,778

				6,052,396
	Gaming/ Leisure — 2.47%
1,500,000	Intrawest Corp., 7.50%, 10/15/2013	B1	B+	1,554,375

				1,554,375
	Healthcare, Education and Childcare — 3.47%
2,000,000	Genesis Healthcare Corp., 8.00%, 10/15/2013	B3	B-	2,180,000

				2,180,000
	Hotels, Motels, Inns, and Gaming — 10.29%
2,000,000	Harrahs Operating Inc., 8.00%, 2/1/2011	Baa3	BBB-	2,321,492
1,000,000	Isle Capri Casinos Inc., 7.00%, 3/1/2014	B2	B	1,005,000
1,500,000	La Quinta Inns Inc., 7.27%, 2/26/2007	Ba3	BB-	1,548,750
1,500,000	Mirage Resorts Inc., 7.25%, 10/15/2006	Ba1	BB+	1,593,750

				6,468,992
	Leisure, Amusement, Entertainment — 0.80%
500,000	Vail Resorts Inc., 6.75%, 2/15/2014	B2	B	505,000

				505,000
	Machinery (Non-Agriculture, Non-Construction, Non-Electronic) — 1.01%
177,324	Amerco, 9.00%, 3/15/2009	NR	B+	184,417
219,655	Amerco, 12.00%, 3/15/2011	NR	B+	225,146
231,643	SAC Holdings Corp., 8.50%, 3/15/2014	NR	NR	227,010

				636,573
	Oil and Gas — 7.74%
1,000,000	Husky Oil Ltd., 8.90%, 8/15/2028	Ba1	NR	1,157,374
2,000,000	Magellan Midstream Partners LP, 6.45%, 6/1/2014	Ba1	BBB	2,102,588
1,500,000	Pennzoil Co., 10.25%, 11/1/2005	Baa2	BBB	1,605,492

				4,865,454
	Personal and Non Durable Consumer Products (Mfg. Only) — 3.45%
2,000,000	Bradley Operating Ltd. Partnership, 7.20%, 1/15/2008	Baa3	BBB-	2,171,722

				2,171,722

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (Unaudited) (continued)
September 30, 2004

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Personal Transportation — 4.46%
$378,144	Atlantic Coast Airlines Trust, 8.75%, 1/1/2007(b)	B3	B	$304,036
1,250,000	Delta Air Lines Inc., 10.50%, 4/30/2016	NR	BBB	597,200
2,243,000	Delta Air Lines Inc., 10.79%, 3/26/2014(b)	B3	BB+	628,040
804,479	Northwest Airlines Trust, 8.13%, 2/1/2014	B3	B-	494,802
1,000,000	United Air Lines Inc., 10.85%, 7/5/2014*	Ca	NR	401,250
1,000,000	United Air Lines Inc., 10.85%, 2/19/2015*	Ca	NR	381,250

				2,806,578
	Retail Stores — 5.99%
1,500,000	May Dept Stores Co., 8.30%, 7/15/2026	Baa2	BBB	1,636,113
2,000,000	JC Penney Inc., 6.50%, 12/15/2007	Ba3	BB+	2,130,000

				3,766,113
	Telecommunications — 12.75%
2,000,000	American Tower Corp., 7.50%, 5/1/2012	Caa1	CCC	2,040,000
500,000	Corning Inc., 6.20%, 3/15/2016	Ba2	BB+	491,195
2,000,000	MCI Inc., 7.74%, 5/1/2014	NR	NR	1,895,000
3,000,000	MJD Communications Inc., 9.50%, 5/1/2008	Caa1	B-	3,000,000
725,000	SBA Communications Corp., 9.75%, 12/15/2011	Caa1	CCC-	587,250

				8,013,445
	US Government — 0.41%
255,000	United States Treasury Bonds, 11.63%, 11/15/2004	Aaa	AAA	258,058

				258,058
	Utilities — 9.46%
189,000	AES Corporation, 8.75%, 6/15/2008	B2	B-	204,120
2,000,000	Elwood Energy LLC, 8.16%, 7/5/2026	Ba2	BB	2,080,000
951,977	Mirant Mid Atlantic LLC, 10.06%, 12/30/2028*	B3	D	971,016
550,000	Reliant Resources Inc., 9.50%, 7/15/2013	B1	B	597,438
2,000,000	Tenaska Va. Partners LP, 6.119%, 3/20/2024(b)	Baa3	BBB-	2,091,100

				5,943,674

	Total Fixed Income (cost $83,520,739)			85,507,656

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (Unaudited) (continued)
September 30, 2004

Common Stock — 3.68%

		Value
Units	Description	(Note 1a)

30,000	Hospitality Propertys Trust	$1,274,700
88,757	Hybridon Inc.*	55,917
111,940	Motient Corp.*	985,072

	Total Common Stock (cost $2,068,929)	2,315,689

Preferred Stock — 0.10%

Units	Description

10,000	Adelphia Communications Corp.*	60,000
70,342	Micadant Plc*	0

	Total Preferred Stock (cost $935,000)	60,000

Warrants — 0.11%

Units	Description

11,100	Loral Space + Communications, 12/27/2006*	56
17,481	Pathmark Stores Inc., 9/19/2010*	4,370
1,000	XM Satellite Radio Inc., 3/3/2010*	64,500

	Total Warrants (cost $140,000)	68,926

	Total Common Stock, Preferred Stock, and Warrants — 3.89% (cost $3,143,929)	2,444,615

	Total Investments — 139.92% (cost $86,664,668)	87,952,271

	Other Assets Less Liabilities — 7.80%	4,907,284

	Preferred Stock — (47.72%)	(30,000,000)

	Net Assets Applicable to Common Stock — 100% (Note 9)	$62,859,555

(a) Percentages indicated are based on net assets.

“NR” denotes not rated.

* Non-income producing security.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. At September 30, 2004, the market value of these securities aggregated $10,630,912 or 16.91% of net assets applicable to common shareholders.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PROSPECT STREET® INCOME SHARES INC.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	November 29, 2004

By:	/s/ M. Jason Blackburn

M. Jason Blackburn
Chief Financial Officer

Date:	November 29, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)